Basis of Preparation	12 Months Ended
Dec. 31, 2022
Basis Of Preparation [Abstract]
Basis of Preparation
NOTE 2.
BASIS OF PREPARATION
(a) Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (
IFRS
) as issued by the International Accounting Standards Board (
IASB
).
These consolidated financial statements were authorized for issue by the Board of Directors on March 3, 2023.
(b) Basis of Measurement
The consolidated financial statements have been prepared using the historical cost basis and are presented in thousands of Canadian dollars.
(c) Use of Estimates and Judgements
The preparation of the consolidated financial statements requires management to make estimates and judgements that affect the reported amounts of assets, liabilities, revenues and expenses, and the disclosure of contingencies. These estimates and judgements are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. The estimation of anticipated future events involves uncertainty and, consequently, the estimates used in the preparation of the consolidated financial statements may change as future events unfold, more experience is acquired, or the Corporation’s operating environment changes. The Corporation reviews its estimates and assumptions on an ongoing basis. Adjustments that result from a change in estimate are recorded in the period in which they become known. Estimates are more difficult to determine, and the range of potential outcomes can be wider, in periods of higher volatility and uncertainty. The impacts of the
COVID-19
pandemic and the recovery therefrom coupled with several factors including higher levels of uncertainty due the Russian invasion of Ukraine and its impact on energy markets, rising interest and inflation rates, and constrained supply chains have created a higher level of volatility and uncertainty. Management has, to the extent reasonable, incorporated known facts and circumstances into the estimates made, however, actual results could differ from those estimates and those differences could be material. Significant estimates and judgements used in the preparation of the consolidated financial statements are described in Note 3(d), (e), (f), (h), (i), (k), (q) and (s).
Climate-related risks and opportunities may have a future impact on the Corporation and its estimates and judgements, including but not limited to the useful life and residual value of its property, plant and equipment and the measurement of projected cash flows when identifying impairment triggers, performing tests for impairment or impairment recoveries, when available, of non-financial
assets.
The Corporation evaluated the remaining useful lives and residual values of its property, plant and equipment, concluding they remain reasonable given the current estimate of the demand period for oil and natural gas extractive services well exceeds their remaining useful lives. In addition, the Corporation’s property, plant and equipment, including drill rig equipment, adapts to numerous low-carbon
projects, including but not limited to, geothermal drilling, carbon capture and storage and the extraction of helium and hydrogen gas.
In future periods, if indications of impairment of
non-financial
assets exist, the Corporation’s measurement of projected cash flows may be exposed to higher estimation uncertainty, including but not limited to the Corporation’s continued capital investment required to lower the carbon intensity of its property, plant and equipment, period and growth expectations used to calculate terminal values and the Corporation’s weighted average cost of capital.